Financial Assets Held-for-Trading (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)
Financial Assets Held-for-Trading
Financial assets held-for-trading		$ 1,538,578	$ 2,516,387	$ 1,745,366
Financial assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading		1,538,578		1,745,366
Central Bank bonds | Instruments issued by the Chilean Governments and Central Bank of Chile | Financial assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading		400,368		24,906
Central Bank promissory notes | Instruments issued by the Chilean Governments and Central Bank of Chile | Financial assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading		662,190		1,410,080
Other instruments | Instruments issued by the Chilean Governments and Central Bank of Chile | Financial assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading		254,606		88,486
Other instruments | Instruments issued by the Chilean Governments and Central Bank of Chile | Financial assets held-for-trading | Comder Contraparte Central S.A
Financial Assets Held-for-Trading
Amount of other financial instruments maintained as collateral guaranteeing derivative contracts	$ 34,456	34,585
Other instruments | Other instruments issued in Chile | Financial assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading		715		1,663
Other instruments | Instruments issued by foreign institutions | Financial assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading		322		4,446
Other instruments with repurchase agreements | Instruments issued by the Chilean Governments and Central Bank of Chile | Financial assets held-for-trading
Financial Assets Held-for-Trading
Financial assets at fair value through profit or loss, classified as held for trading		$ 5,096		115,749
Repurchase agreement expiration period	2 days	7 days
Other instruments with repurchase agreements | Other instruments issued in Chile | Financial assets held-for-trading
Financial Assets Held-for-Trading
Financial assets at fair value through profit or loss, classified as held for trading		$ 158,731		99,268
Repurchase agreement expiration period	10 days	7 days
Bonds from other domestic companies | Other instruments issued in Chile | Financial assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading				7,532
Bonds from domestic banks | Other instruments issued in Chile | Financial assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading		$ 2,070		20,186
Deposits in domestic banks | Other instruments issued in Chile | Financial assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading		218,307		100,226
Funds managed by related companies | Mutual fund investments | Financial assets held-for-trading
Financial Assets Held-for-Trading
Financial assets held-for-trading				$ 87,841
Mortgage financial bonds | Financial assets held-for-trading
Financial Assets Held-for-Trading
Financial asset classified as held for trading which is presented as a reduction in debt issued	$ 11,397	$ 15,032